CAPITAL STOCK (Details Narrative) - USD ($)																									3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 06, 2021	Sep. 21, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 03, 2021	Jul. 02, 2021	Jun. 24, 2021	May 12, 2021	Mar. 19, 2021	Feb. 17, 2021	Feb. 16, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Sep. 09, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Jan. 24, 2020	Jan. 22, 2020	Jun. 26, 2017	Jul. 18, 2010	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jul. 11, 2021	Jul. 10, 2021	Jul. 07, 2021	Jun. 25, 2021	Jun. 03, 2020	Mar. 12, 2020	Dec. 31, 2019	Aug. 23, 2017
Class of Stock [Line Items]
Common Stock, Shares Authorized																									500,000,000		250,000,000	500,000,000		250,000,000	500,000,000	250,000,000					250,000,000
Preferred stock shares authorized																									5,000,000		2,000,000	5,000,000		2,000,000	5,000,000	2,000,000					2,000,000
Preferred stock par value																									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001
Warrant exercise price per share																																				$ 0.04
Warrants and rights outstanding term						5 years
Preferred stock shares outstanding																									31,000		31,000	31,000		31,000
Preferred stock shares issued																									31,000		31,000	31,000		31,000
Deferred compensation liability																									$ 90,945		$ 86,307	$ 90,945		$ 86,307							$ 105,325
Number of common stock shares issued												10,000,000	1,769,447	10,000,000	4,000,000		262,481	4,000,000	892,592	2,000,000								207,578
Principal amount													$ 16,000		$ 24,000			$ 40,000	$ 7,000	$ 20,000
Excess of common stock																									114,748
Fair value of common stock																									$ 158,810
Shares over the liability																									7,823,177
Loss on conversion of debt																									$ 44,062
Fair value of common stock shares issued													41,051	$ 163,000	48,000			60,000	26,778	72,800
Liability reduction													17,694		24,000			40,000	8,926	20,000
Liability reduction													(17,694)		(24,000)			(40,000)	(8,926)	(20,000)
Loss on conversion of debt													23,357		$ 24,000			$ 20,000	17,852	$ 52,800
Debt interest													494						726									$ 1,926
Debt costs													$ 1,200						$ 1,200
Common Stock, Par or Stated Value Per Share																									$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001							$ 0.0001
Common Stock, Shares, Outstanding																									200,005,368		129,836,060	200,005,368		129,836,060							105,051,540
Number of warrants outstanding																									$ 0			$ 0
Common Stock, Shares, Outstanding																									200,005,368		129,836,060	200,005,368		129,836,060							105,051,540
Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights description																												Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.		Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.
Warrant Conversion, shares		4,512,497																							4,512,497	262,481		4,512,497	262,481	262,481
Number of common stock shares issued			7,823,177		8,300,345	4,629,964	14,700,000	6,000,000
Principal amount					$ 64,554	$ 35,340	$ 114,660	$ 60,000																									$ 41,000
Interest Payable					189	774																											$ 3,062
Common stock excess amount					98,774	72,690	120,540	123,600
Fair value of common stock shares issued					163,517	108,804	235,200	183,600
Liability reduction					(64,743)	36,114	114,660	60,000
Liability reduction					$ 64,743	$ (36,114)	$ (114,660)	$ (60,000)
Issuance of common stock for consulting services, shares									750,000																			750,000
Number of shares issued for acquiring assets, shares																												2,000,000
Common Stock [Member]
Class of Stock [Line Items]
Number of common stock shares issued						4,344,595	7,225,972	4,000,000
Principal amount						$ 33,888	$ 51,369	$ 40,000
Interest Payable																																		$ 658
Common stock excess amount						68,210	63,589	83,600
Fair value of common stock shares issued						102,098	115,616	123,600
Liability reduction						33,888	52,027	40,000
Liability reduction						$ (33,888)	$ (52,027)	$ (40,000)
Common StockTwo [Member]
Class of Stock [Line Items]
Number of common stock shares issued								2,500,000
Principal amount								$ 25,000
Common stock excess amount								51,500
Fair value of common stock shares issued								76,500
Liability reduction								25,000
Liability reduction								$ (25,000)
Three Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock																											80,000			80,000
Board of Directors [Member]
Class of Stock [Line Items]
Shares vested																														766,379
Bill Edmonds [Member]
Class of Stock [Line Items]
Issuance of common stock for consulting services, shares	2,000,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Restricted shares issued for acquiring assets, shares										1,616,379
Chief Financial Officer [Member]
Class of Stock [Line Items]
Restricted shares issued for acquiring assets, shares										766,379
Lloyd Spencer [Member]
Class of Stock [Line Items]
Issuance of common stock for consulting services, shares	2,000,000
Labrys Fund LP [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock						5,000,000
Warrant exercise price per share						$ 0.02
Warrants and rights outstanding term						5 years
Number of common stock shares issued				1,000,000
Principal amount																									$ 100,000			$ 100,000
Interest Payable																									$ 2,959			$ 2,959
Conversion Agreement [Member] | Board of Directors [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrant exercise price per share																																						$ 0.30
Conversion Agreement [Member] | Board of Directors [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrant exercise price per share																																						$ 0.20
Conversion Agreement [Member] | Saint James Capital Management LLC [Member]
Class of Stock [Line Items]
Number of shares converted																							2,000,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant Conversion, shares		4,512,497
Securities Purchase Agreement [Member] | Labrys Fund LP [Member] | Promissory Note [Member]
Class of Stock [Line Items]
Number of common stock shares issued				1,000,000
Employment Agreement [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Shares vested																											850,000
Employment Agreement [Member] | Lloyd Spencer [Member]
Class of Stock [Line Items]
Number of common stock shares issued																1,020,000					840,000
Fair value of common stock shares issued																$ 18,768					$ 33,600
Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized																															500,000,000	250,000,000
Preferred stock shares authorized																															5,000,000	2,000,000
Asset Purchase Agreement [Member] | Amwaste, Inc. [Member]
Class of Stock [Line Items]
Number of shares issued for acquiring assets, shares											2,000,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value																								$ 0.0001
Preferred stock voting rights description																								The holders of Series A, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series A shares are outstanding. The holders of Series A shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.						The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares outstanding																									0		0	0		0							0
Preferred stock shares issued																											0			0							0
Series A Preferred Stock [Member] | Conversion Agreement [Member] | Saint James [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock																							5,000,000
Warrant exercise price per share																							$ 0.30
Warrants and rights outstanding term																							3 years
Warrant expiry date																							Jun. 20, 2020
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized																						100,000
Preferred stock par value																						$ 0.0001
Preferred stock shares outstanding																									31,000		31,000	31,000		31,000							0
Conversion description																						The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.
Preferred stock shares issued																									31,000		31,000	31,000		31,000							0
[custom:DebtConversionsDescription]																						The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.
Series B Convertible Preferred Stock [Member] | Bill Edmonds [Member]
Class of Stock [Line Items]
Preferred stock shares issued																						25,000													6,000
Deferred compensation liability																						$ 25,000
Loans payable																																			$ 6,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares outstanding																									31,000		31,000	31,000		31,000							0
Preferred stock shares issued																									31,000		31,000	31,000		31,000							0